Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes:
Income Tax Disclosure

Note 17. Income Taxes

The Company adopted ASC Subtopic 740-10-Income Taxes-Overall (FASB Interpretation No. 48), “Accounting for Uncertainty in Income Taxes” which prescribes a recognition threshold and measurement process for recording in the financial statements, uncertain tax positions taken or expected to be taken in a tax return.  Under ASC Subtopic 740-10, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-not to be sustained upon audit by the relevant taxing authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. ). Management believes that there are no significant unrecognized tax expense (benefits) as of December 31, 2011.

The Company recognizes federal and state tax liabilities or assets based on its estimate of taxes payable to or refundable by tax authorities in the current fiscal year. The Company also recognizes federal and state tax liabilities or assets based on its estimate of future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is required when it is more likely than not that the Company will not be able to realize all or a portion of our deferred tax assets.

Income tax provision from continuing operations for the years ended December 31, 2011 and 2010 were $0.

The provisions for income taxes reconcile to the amount computed by applying effective federal statutory income tax rate to income before provision for income taxes as follows:

	2011	2010
Foreign tax	(26.60)%	(23.98)%
Federal tax at statutory tax rate	0.00%	(2.27)%
State tax, net of valuation allowance	0.00%	(0.39)%
Nondeductible expenses	1.60%	0.65%
Tax Credits	0.00%	0.00%
AMT	0.00%	0.00%
Expired NOL	(566.96)%	50.42%
Change of Valuation Allowance	591.96%	(24.43)%
Income Tax Provision	0.00%	0.00%

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the deferred tax assets at December 31 consisted of the following:

		2011		2010
Current Deferred Tax Asset (Liability)
Foreign currency translation	~~W~~	-	~~W~~	(56,404)
Allowance for accounts receivable		122,605		208,145

Non-current Deferred Tax Asset (Liability)

Net Operating Losses		1,892,946		2,398,406
Investment		-		134,624
Intangible asset		(93,282)		(100,634)
Severance		54,350		45,295

Total Deferred Tax Asset		1,976,619		2,629,433
Less Valuation allowance		(1,976,619)		(2,629,433)
Net, deferred tax asset	~~W~~	-	~~W~~	-

 The significant component of the deferred tax asset (liability) at December 31, 2011 and 2010 resulted from net operating loss carry-forwards in the amount of approximately 9.1 billion Won and 10.5 billion Won, respectively.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon factors such as the scheduled reversal of temporary differences and projected future taxable income, management considers the scheduled reversal of deferred income tax assets and liabilities, the projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical and projected taxable income, management believes it is more likely than not that the deferred tax assets will be realized. The valuation allowance decreased by 652.8 million Won for the year ended December 31, 2011.